Commitments and contingencies - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments to acquire PPE	$ 149,315	$ 334,482
Total	176,812	162,529
Contractual capital commitments	$ 63,700	$ 68,600